Parent Company - Statement of Financial Position of Constellium N.V. (Parent Company Only) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	€ 269	€ 347	€ 472	€ 991
Trade receivables and other	419	355
Other financial assets	69	117
Total current assets	1,400	1,410
Non-current assets
Property, plant and equipment	1,517	1,477	1,255
Total non-current assets	2,311	2,377
Total Assets	3,711	3,787
Current liabilities
Trade payables and other	930	839
Other financial liabilities	23	34
Total current liabilities	1,110	1,035
Non-current liabilities
Borrowings	2,021	2,361
Total non-current liabilities	2,920	3,322
Total Liabilities	4,030	4,357
Equity
Share capital	3	2
Share premium	420	162
Accumulated retained earnings	(750)	(743)
Total Equity	(319)	(570)	(540)	(37)
Total Equity and Liabilities	3,711	3,787
Parent [member]
Current assets
Cash and cash equivalents	0	0	€ 0	€ 0
Trade receivables and other	53	233
Other financial assets	28	33
Total current assets	81	266
Non-current assets
Property, plant and equipment	0	0
Financial assets	2,143	1,508
Investments in subsidiaries	131	111
Total non-current assets	2,274	1,619
Total Assets	2,355	1,885
Current liabilities
Trade payables and other	6	3
Other financial liabilities	22	35
Total current liabilities	28	38
Non-current liabilities
Borrowings	1,957	1,673
Total non-current liabilities	1,957	1,673
Total Liabilities	1,985	1,711
Equity
Share capital	3	2
Share premium	429	171
Accumulated retained earnings	(17)	(11)
Other reserves	25	18
Net (loss) for the year	(70)	(6)
Total Equity	370	174
Total Equity and Liabilities	€ 2,355	€ 1,885